September 9, 2011




VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Resource Variable Account B (811-04716)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Resource Variable Account B, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semiannual report for the period ending June 30, 2011 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the semiannual report mailing.

We incorporate by reference the following semiannual reports for the underlying funds:

Filer/Entity:  	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
		Registration No.:  811-07452
		CIK No.: 0000896435
		Accession No.:  0000950123-11-079973
		Date of Filing:  08/25/2011

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0001437749-11-006311
		Date of Filing:  08/23/2011

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  0001056707
		Accession No.:  0001056707-11-000011
		Date of Filing:  08/18/2011

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-11-000010
		Date of Filing:  08/18/2011
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		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-11-000013
		Date of Filing:  08/25/2011

		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-11-000020
		Date of Filing:  08/17/2011

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-11-001154
		Date of Filing:  08/19/2011

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-11-001155
		Date of Filing:  08/19/2011

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-11-001511
		Date of Filing:  08/22/2011

		Filer/Entity:  Franklin Templeton Variable Insurance Products
				Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession Nos.:	  0001193125-11-237960
				  0001193125-11-237984
				  0001193125-11-237995
				  0001193125-11-238000
		Date of Filings:  08/31/2011

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001145443-11-000866
		Date of Filing:  09/02/2011

		Filer/Entity:  JPMorgan Insurance Trust
		Registration No.:  811-07874
		CIK No.:  0000909221
		Accession No.:  0001193125-11-234122
		Date of Filing: 08/26/2011

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-11-000085
		Date of Filing:  08/26/2011

		Filer/Entity:  Variable Insurance Products Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000356494-11-000006
		Date of Filing:  08/22/2011

		Filer/Entity:  Variable Insurance Products Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000356494-11-000007
		Date of Filing:  08/22/2011

		Filer/Entity:  Variable Insurance Products III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.:  0000356494-11-000008
		Date of Filing:  08/22/2011

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000823535-11-000054
		Date of Filing:  08/26/2011


If you have any questions regarding this filing, please contact me at
(425) 256-5026.

					Sincerely,


					/s/Jacqueline M. Veneziani
					--------------------------
					Jacqueline M. Veneziani
					Vice President and
					Associate General Counsel